S000001470 [Member] Investment Strategy - BATS SERIES M	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
In pursuit of the investment objective, the Fund will principally invest in the following securities:
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commercial and residential mortgage-backed securities;
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asset-backed securities;
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collateralized mortgage obligations;
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U.S. Treasury and agency securities;
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cash equivalent investments;
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when-issued and delayed delivery securities;
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derivatives; and
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dollar rolls.
Under normal circumstances, the Fund invests at least 80% of its total assets in fixed-income instruments. This 80% policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
The management team evaluates sectors of the bond market and individual securities within these sectors.The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives).
The Fund may only buy securities that are rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality.
The Fund may engage in active and frequent trading of portfolio instruments to achieve its investment objective.